Contingent Liability	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingent Liability

16. Contingent Liability

During the year ended December 31, 2020 the Company (defendant) is currently in an ongoing legal proceeding with a promissory notes payable holder (plaintiff). As of December 31, 2020, the outcome of the legal proceeding is uncertain.

During the year ended December 31, 2020, the Company reached a legal settlement with a supplier in which the Company is obligated to pay $6,037 per month beginning on March 1, 2020 for four months until the settlement amount of $24,148 has been fully paid on June 1, 2020. As of December 31, 2020, the Company has completed all payments.

During the year ended December 31, 2019 the Company entered into an agreement with a debtor for the settlement of outstanding notes payable of $56,723 ($75,000 CAD). The Company will issue to the debtor 1,500,000 shares of common stock for the settlement of the outstanding notes payable upon listing on the Canadian Securities Exchange. The agreement was subsequently cancelled after year end.